EQUITY AND STOCK-BASED COMPENSATION - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	$ 1,925.4
Current-period other comprehensive income (loss)	(165.1)	$ (198.6)	$ 9.6
Balance at end of period	1,259.1	1,925.4
Foreign Currency Translation Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(219.3)	(15.1)
Other comprehensive income (loss) before reclassifications	(163.4)	(204.2)
Amounts reclassified from accumulated other comprehensive income (loss)	0.0	0.0
Current-period other comprehensive income (loss)	(163.4)	(204.2)
Balance at end of period	(382.7)	(219.3)	(15.1)
Net Unrealized Gains (Losses) on Available-for-Sale Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	0.0	(3.7)
Other comprehensive income (loss) before reclassifications	0.0	3.6
Amounts reclassified from accumulated other comprehensive income (loss)	0.0	0.1
Current-period other comprehensive income (loss)	0.0	3.7
Balance at end of period	0.0	0.0	(3.7)
Pension Liability Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	0.1	(0.1)
Other comprehensive income (loss) before reclassifications	0.0	0.1
Amounts reclassified from accumulated other comprehensive income (loss)	(0.1)	0.1
Current-period other comprehensive income (loss)	(0.1)	0.2
Balance at end of period	0.0	0.1	(0.1)
Tax benefit		0.0	0.1
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(219.2)	(18.9)
Other comprehensive income (loss) before reclassifications	(163.4)	(200.5)
Amounts reclassified from accumulated other comprehensive income (loss)	(0.1)	0.2
Current-period other comprehensive income (loss)	(163.5)	(200.3)	10.4
Balance at end of period	$ (382.7)	$ (219.2)	$ (18.9)